Segmented Information - Schedule of Operating Segments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenues	$ 11,934	$ 12,564
Cost of sales	(8,594)	(7,943)
Gross profit	3,340	4,621
Asset impairments	(2,690)	(41)
Other operating expenses	(800)	204
Profit (loss) from operations	(150)	4,784
Net finance income (expense)	(218)	(219)
Non-operating income (expense)	(97)	(52)
Share of loss of associates and joint ventures	(3)	(3)
Profit (loss) before taxes	(468)	4,510
Capital expenditures	3,468	2,613
Goodwill	1,101	1,121
Total assets	39,350	39,626
Segment revenues
Disclosure of operating segments [line items]
Revenues	12,453	13,214
Less: Intra-segment revenues
Disclosure of operating segments [line items]
Revenues	519	650
Steelmaking Coal
Disclosure of operating segments [line items]
Revenues	5,522	6,349
Cost of sales	(3,410)	(3,309)
Gross profit	2,112	3,040
Asset impairments	(289)	0
Other operating expenses	(136)	(79)
Profit (loss) from operations	1,687	2,961
Net finance income (expense)	(60)	(47)
Non-operating income (expense)	(15)	37
Share of loss of associates and joint ventures	0	0
Profit (loss) before taxes	1,612	2,951
Capital expenditures	1,197	969
Goodwill	702	702
Total assets	16,032	15,491
Steelmaking Coal | Segment revenues
Disclosure of operating segments [line items]
Revenues	5,522	6,349
Steelmaking Coal | Less: Intra-segment revenues
Disclosure of operating segments [line items]
Revenues	0	0
Copper
Disclosure of operating segments [line items]
Revenues	2,469	2,714
Cost of sales	(1,852)	(1,837)
Gross profit	617	877
Asset impairments	(31)	(10)
Other operating expenses	(183)	(247)
Profit (loss) from operations	403	620
Net finance income (expense)	(119)	(47)
Non-operating income (expense)	50	4
Share of loss of associates and joint ventures	(2)	(2)
Profit (loss) before taxes	332	575
Capital expenditures	1,757	850
Goodwill	399	419
Total assets	12,740	10,400
Copper | Segment revenues
Disclosure of operating segments [line items]
Revenues	2,469	2,714
Copper | Less: Intra-segment revenues
Disclosure of operating segments [line items]
Revenues	0	0
Zinc
Disclosure of operating segments [line items]
Revenues	2,968	3,094
Cost of sales	(2,367)	(2,225)
Gross profit	601	869
Asset impairments	0	(31)
Other operating expenses	(63)	820
Profit (loss) from operations	538	1,658
Net finance income (expense)	(47)	(37)
Non-operating income (expense)	(9)	11
Share of loss of associates and joint ventures	0	0
Profit (loss) before taxes	482	1,632
Capital expenditures	307	411
Goodwill	0	0
Total assets	3,904	3,754
Zinc | Segment revenues
Disclosure of operating segments [line items]
Revenues	3,487	3,744
Zinc | Less: Intra-segment revenues
Disclosure of operating segments [line items]
Revenues	519	650
Energy
Disclosure of operating segments [line items]
Revenues	975	407
Cost of sales	(965)	(572)
Gross profit	10	(165)
Asset impairments	(2,370)	0
Other operating expenses	(26)	1
Profit (loss) from operations	(2,386)	(164)
Net finance income (expense)	(27)	(16)
Non-operating income (expense)	(2)	0
Share of loss of associates and joint ventures	0	0
Profit (loss) before taxes	(2,415)	(180)
Capital expenditures	191	375
Goodwill	0	0
Total assets	3,916	6,131
Energy | Segment revenues
Disclosure of operating segments [line items]
Revenues	975	407
Energy | Less: Intra-segment revenues
Disclosure of operating segments [line items]
Revenues	0	0
Corporate
Disclosure of operating segments [line items]
Revenues	0	0
Cost of sales	0	0
Gross profit	0	0
Asset impairments	0	0
Other operating expenses	(392)	(291)
Profit (loss) from operations	(392)	(291)
Net finance income (expense)	35	(72)
Non-operating income (expense)	(121)	(104)
Share of loss of associates and joint ventures	(1)	(1)
Profit (loss) before taxes	(479)	(468)
Capital expenditures	16	8
Goodwill	0	0
Total assets	2,758	3,850
Corporate | Segment revenues
Disclosure of operating segments [line items]
Revenues	0	0
Corporate | Less: Intra-segment revenues
Disclosure of operating segments [line items]
Revenues	$ 0	$ 0